GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,876,291	Great-West Bond Index Fund Institutional Class(a)	$ 77,896,515
3,717,000	Great-West Core Bond Fund Institutional Class(a)	38,247,925
4,767,055	Great-West Global Bond Fund Institutional Class(a)	42,188,439
2,497,087	Great-West High Yield Bond Fund Institutional Class(a)	26,194,438
9,890,669	Great-West Inflation-Protected Securities Fund Institutional Class(a)	105,533,442
3,246,619	Great-West Multi-Sector Bond Fund Institutional Class(a)	32,109,062
3,912,375	Great-West Short Duration Bond Fund Institutional Class(a)	39,397,620

TOTAL BOND MUTUAL FUNDS — 47.36% (Cost $351,548,405)		$361,567,441
EQUITY MUTUAL FUNDS
491,495	American Century Real Estate Fund Class R6	15,845,804
1,373,434	DFA International Real Estate Securities Portfolio Institutional Class	6,688,626
761,509	Fidelity® Emerging Markets Index Fund Institutional Class	9,526,473
183,413	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,727,348
887,460	Great-West Emerging Markets Equity Fund Institutional Class(a)	9,495,820
1,227,646	Great-West International Growth Fund Institutional Class(a)	15,026,387
3,058,356	Great-West International Index Fund Institutional Class(a)	34,192,419
2,010,541	Great-West International Value Fund Institutional Class(a)	18,758,345
2,387,030	Great-West Large Cap Growth Fund Institutional Class(a)	27,474,714
3,896,929	Great-West Large Cap Value Fund Institutional Class(a)	32,032,754
Shares		Fair Value
Equity Mutual Funds — (continued)
999,768	Great-West Mid Cap Value Fund Institutional Class(a)	$ 10,877,472
881,813	Great-West Real Estate Index Fund Institutional Class(a)	8,580,043
6,037,779	Great-West S&P 500® Index Fund Institutional Class(a)	59,230,614
2,546,392	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	25,565,774
1,289,610	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	11,774,141
76,059	Great-West Small Cap Growth Fund Institutional Class(a)	1,058,744
689,346	Great-West Small Cap Value Fund Institutional Class(a)	6,459,172
1,219,760	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,819,475
104,736	Janus Investment Fund - Janus Henderson Triton Fund Class N	4,239,731

TOTAL EQUITY MUTUAL FUNDS — 40.78% (Cost $257,853,834)		$311,373,856
Account Balance
FIXED INTEREST CONTRACT
91,807,017(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	91,807,017

TOTAL FIXED INTEREST CONTRACT — 12.03% (Cost $91,807,017)		$91,807,017
TOTAL INVESTMENTS — 100.17% (Cost $701,209,256)		$764,748,314
OTHER ASSETS & LIABILITIES, NET — (0.17)%		$(1,263,940)
TOTAL NET ASSETS — 100.00%		$763,484,374

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,876,382	Great-West Bond Index Fund Institutional Class(a)	$ 48,227,415
2,302,522	Great-West Core Bond Fund Institutional Class(a)	23,692,948
2,742,533	Great-West Global Bond Fund Institutional Class(a)	24,271,418
1,502,088	Great-West High Yield Bond Fund Institutional Class(a)	15,756,903
4,493,409	Great-West Inflation-Protected Securities Fund Institutional Class(a)	47,944,677
1,998,170	Great-West Multi-Sector Bond Fund Institutional Class(a)	19,761,906
1,840,439	Great-West Short Duration Bond Fund Institutional Class(a)	18,533,220

TOTAL BOND MUTUAL FUNDS — 44.79% (Cost $196,001,032)		$198,188,487
EQUITY MUTUAL FUNDS
289,532	American Century Real Estate Fund Class R6	9,334,512
853,429	DFA International Real Estate Securities Portfolio Institutional Class	4,156,200
536,140	Fidelity® Emerging Markets Index Fund Institutional Class	6,707,111
113,991	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,695,040
624,987	Great-West Emerging Markets Equity Fund Institutional Class(a)	6,687,358
831,900	Great-West International Growth Fund Institutional Class(a)	10,182,459
2,059,259	Great-West International Index Fund Institutional Class(a)	23,022,513
1,358,291	Great-West International Value Fund Institutional Class(a)	12,672,856
1,510,109	Great-West Large Cap Growth Fund Institutional Class(a)	17,381,360
2,460,483	Great-West Large Cap Value Fund Institutional Class(a)	20,225,173
Shares		Fair Value
Equity Mutual Funds — (continued)
634,589	Great-West Mid Cap Value Fund Institutional Class(a)	$ 6,904,326
517,563	Great-West Real Estate Index Fund Institutional Class(a)	5,035,884
3,829,537	Great-West S&P 500® Index Fund Institutional Class(a)	37,567,762
1,607,595	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	16,140,255
894,138	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	8,163,476
53,375	Great-West Small Cap Growth Fund Institutional Class(a)	742,985
471,331	Great-West Small Cap Value Fund Institutional Class(a)	4,416,367
771,849	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	7,479,216
73,655	Janus Investment Fund - Janus Henderson Triton Fund Class N	2,981,555

TOTAL EQUITY MUTUAL FUNDS — 45.54% (Cost $181,430,982)		$201,496,408
Account Balance
FIXED INTEREST CONTRACT
43,164,145(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	43,164,145

TOTAL FIXED INTEREST CONTRACT — 9.75% (Cost $43,164,145)		$43,164,145
TOTAL INVESTMENTS — 100.08% (Cost $420,596,159)		$442,849,040
OTHER ASSETS & LIABILITIES, NET — (0.08)%		$(372,943)
TOTAL NET ASSETS — 100.00%		$442,476,097

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
17,847,117	Great-West Bond Index Fund Institutional Class(a)	$ 176,507,986
8,433,188	Great-West Core Bond Fund Institutional Class(a)	86,777,503
9,507,814	Great-West Global Bond Fund Institutional Class(a)	84,144,158
5,409,366	Great-West High Yield Bond Fund Institutional Class(a)	56,744,253
12,065,266	Great-West Inflation-Protected Securities Fund Institutional Class(a)	128,736,386
7,305,793	Great-West Multi-Sector Bond Fund Institutional Class(a)	72,254,291
5,176,808	Great-West Short Duration Bond Fund Institutional Class(a)	52,130,452

TOTAL BOND MUTUAL FUNDS — 40.48% (Cost $644,312,454)		$657,295,029
EQUITY MUTUAL FUNDS
1,078,114	American Century Real Estate Fund Class R6	34,758,403
3,301,006	DFA International Real Estate Securities Portfolio Institutional Class	16,075,902
2,451,090	Fidelity® Emerging Markets Index Fund Institutional Class	30,663,133
478,337	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	7,112,868
2,854,835	Great-West Emerging Markets Equity Fund Institutional Class(a)	30,546,739
3,618,535	Great-West International Growth Fund Institutional Class(a)	44,290,867
8,965,969	Great-West International Index Fund Institutional Class(a)	100,239,530
5,901,565	Great-West International Value Fund Institutional Class(a)	55,061,601
6,225,512	Great-West Large Cap Growth Fund Institutional Class(a)	71,655,644
Shares		Fair Value
Equity Mutual Funds — (continued)
10,212,142	Great-West Large Cap Value Fund Institutional Class(a)	$ 83,943,807
2,623,433	Great-West Mid Cap Value Fund Institutional Class(a)	28,542,955
1,924,601	Great-West Real Estate Index Fund Institutional Class(a)	18,726,371
15,840,125	Great-West S&P 500® Index Fund Institutional Class(a)	155,391,624
6,644,816	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	66,713,949
4,081,180	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	37,261,174
244,562	Great-West Small Cap Growth Fund Institutional Class(a)	3,404,303
2,165,645	Great-West Small Cap Value Fund Institutional Class(a)	20,292,097
3,187,711	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	30,888,919
336,575	Janus Investment Fund - Janus Henderson Triton Fund Class N	13,624,549

TOTAL EQUITY MUTUAL FUNDS — 52.29% (Cost $715,505,078)		$849,194,435
Account Balance
FIXED INTEREST CONTRACT
121,477,749(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	121,477,749

TOTAL FIXED INTEREST CONTRACT — 7.48% (Cost $121,477,749)		$121,477,749
TOTAL INVESTMENTS — 100.25% (Cost $1,481,295,281)		$1,627,967,213
OTHER ASSETS & LIABILITIES, NET — (0.25)%		$(4,044,255)
TOTAL NET ASSETS — 100.00%		$1,623,922,958

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,650,212	Great-West Bond Index Fund Institutional Class(a)	$ 45,990,594
2,197,332	Great-West Core Bond Fund Institutional Class(a)	22,610,548
2,370,687	Great-West Global Bond Fund Institutional Class(a)	20,980,582
1,380,477	Great-West High Yield Bond Fund Institutional Class(a)	14,481,198
2,249,316	Great-West Inflation-Protected Securities Fund Institutional Class(a)	24,000,201
1,894,572	Great-West Multi-Sector Bond Fund Institutional Class(a)	18,737,320
1,028,926	Great-West Short Duration Bond Fund Institutional Class(a)	10,361,287

TOTAL BOND MUTUAL FUNDS — 33.73% (Cost $156,435,785)		$157,161,730
EQUITY MUTUAL FUNDS
311,604	American Century Real Estate Fund Class R6	10,046,122
1,007,060	DFA International Real Estate Securities Portfolio Institutional Class	4,904,384
896,281	Fidelity® Emerging Markets Index Fund Institutional Class	11,212,470
159,114	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,366,021
1,039,713	Great-West Emerging Markets Equity Fund Institutional Class(a)	11,124,934
1,269,556	Great-West International Growth Fund Institutional Class(a)	15,539,369
3,120,569	Great-West International Index Fund Institutional Class(a)	34,887,957
2,057,067	Great-West International Value Fund Institutional Class(a)	19,192,434
2,042,878	Great-West Large Cap Growth Fund Institutional Class(a)	23,513,528
3,364,917	Great-West Large Cap Value Fund Institutional Class(a)	27,659,621
Shares		Fair Value
Equity Mutual Funds — (continued)
867,342	Great-West Mid Cap Value Fund Institutional Class(a)	$ 9,436,684
557,494	Great-West Real Estate Index Fund Institutional Class(a)	5,424,412
5,202,484	Great-West S&P 500® Index Fund Institutional Class(a)	51,036,366
2,186,521	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	21,952,670
1,462,973	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	13,356,941
86,754	Great-West Small Cap Growth Fund Institutional Class(a)	1,207,614
773,971	Great-West Small Cap Value Fund Institutional Class(a)	7,252,111
1,042,940	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,106,092
120,695	Janus Investment Fund - Janus Henderson Triton Fund Class N	4,885,722

TOTAL EQUITY MUTUAL FUNDS — 61.18% (Cost $257,109,121)		$285,105,452
Account Balance
FIXED INTEREST CONTRACT
24,152,681(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	24,152,681

TOTAL FIXED INTEREST CONTRACT — 5.18% (Cost $24,152,681)		$24,152,681
TOTAL INVESTMENTS — 100.09% (Cost $437,697,587)		$466,419,863
OTHER ASSETS & LIABILITIES, NET — (0.09)%		$(413,148)
TOTAL NET ASSETS — 100.00%		$466,006,715

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
12,550,601	Great-West Bond Index Fund Institutional Class(a)	$ 124,125,449
5,918,333	Great-West Core Bond Fund Institutional Class(a)	60,899,643
6,161,807	Great-West Global Bond Fund Institutional Class(a)	54,531,992
3,683,214	Great-West High Yield Bond Fund Institutional Class(a)	38,636,921
4,146,548	Great-West Inflation-Protected Securities Fund Institutional Class(a)	44,243,664
5,096,361	Great-West Multi-Sector Bond Fund Institutional Class(a)	50,403,009
2,085,940	Great-West Short Duration Bond Fund Institutional Class(a)	21,005,417

TOTAL BOND MUTUAL FUNDS — 24.95% (Cost $388,707,546)		$393,846,095
EQUITY MUTUAL FUNDS
1,064,857	American Century Real Estate Fund Class R6	34,330,981
3,572,108	DFA International Real Estate Securities Portfolio Institutional Class	17,396,168
3,886,219	Fidelity® Emerging Markets Index Fund Institutional Class	48,616,603
623,560	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	9,272,334
4,513,400	Great-West Emerging Markets Equity Fund Institutional Class(a)	48,293,377
5,167,658	Great-West International Growth Fund Institutional Class(a)	63,252,132
12,910,369	Great-West International Index Fund Institutional Class(a)	144,337,921
8,494,619	Great-West International Value Fund Institutional Class(a)	79,254,794
7,936,739	Great-West Large Cap Growth Fund Institutional Class(a)	91,351,861
Shares		Fair Value
Equity Mutual Funds — (continued)
13,218,158	Great-West Large Cap Value Fund Institutional Class(a)	$ 108,653,262
3,405,848	Great-West Mid Cap Value Fund Institutional Class(a)	37,055,625
1,909,017	Great-West Real Estate Index Fund Institutional Class(a)	18,574,734
20,383,832	Great-West S&P 500® Index Fund Institutional Class(a)	199,965,396
8,557,731	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	85,919,623
6,236,319	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	56,937,597
374,344	Great-West Small Cap Growth Fund Institutional Class(a)	5,210,870
3,323,785	Great-West Small Cap Value Fund Institutional Class(a)	31,143,870
4,060,209	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	39,343,421
516,524	Janus Investment Fund - Janus Henderson Triton Fund Class N	20,908,873

TOTAL EQUITY MUTUAL FUNDS — 72.23% (Cost $988,949,131)		$1,139,819,442
Account Balance
FIXED INTEREST CONTRACT
49,046,104(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	49,046,104

TOTAL FIXED INTEREST CONTRACT — 3.11% (Cost $49,046,104)		$49,046,104
TOTAL INVESTMENTS — 100.29% (Cost $1,426,702,781)		$1,582,711,641
OTHER ASSETS & LIABILITIES, NET — (0.29)%		$(4,626,783)
TOTAL NET ASSETS — 100.00%		$1,578,084,858

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,812,754	Great-West Bond Index Fund Institutional Class(a)	$ 17,928,141
855,500	Great-West Core Bond Fund Institutional Class(a)	8,803,094
864,850	Great-West Global Bond Fund Institutional Class(a)	7,653,922
527,347	Great-West High Yield Bond Fund Institutional Class(a)	5,531,869
376,137	Great-West Inflation-Protected Securities Fund Institutional Class(a)	4,013,385
735,822	Great-West Multi-Sector Bond Fund Institutional Class(a)	7,277,281
222,850	Great-West Short Duration Bond Fund Institutional Class(a)	2,244,096

TOTAL BOND MUTUAL FUNDS — 16.17% (Cost $53,539,133)		$53,451,788
EQUITY MUTUAL FUNDS
224,628	American Century Real Estate Fund Class R6	7,241,994
789,584	DFA International Real Estate Securities Portfolio Institutional Class	3,845,274
991,609	Fidelity® Emerging Markets Index Fund Institutional Class	12,405,033
144,425	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,147,607
1,156,593	Great-West Emerging Markets Equity Fund Institutional Class(a)	12,375,542
1,284,101	Great-West International Growth Fund Institutional Class(a)	15,717,397
3,167,019	Great-West International Index Fund Institutional Class(a)	35,407,277
2,086,034	Great-West International Value Fund Institutional Class(a)	19,462,697
1,844,444	Great-West Large Cap Growth Fund Institutional Class(a)	21,229,551
3,099,547	Great-West Large Cap Value Fund Institutional Class(a)	25,478,274
Shares		Fair Value
Equity Mutual Funds — (continued)
797,449	Great-West Mid Cap Value Fund Institutional Class(a)	$ 8,676,240
401,914	Great-West Real Estate Index Fund Institutional Class(a)	3,910,627
4,739,296	Great-West S&P 500® Index Fund Institutional Class(a)	46,492,490
1,996,873	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	20,048,604
1,582,782	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	14,450,797
94,947	Great-West Small Cap Growth Fund Institutional Class(a)	1,321,663
843,926	Great-West Small Cap Value Fund Institutional Class(a)	7,907,586
941,117	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	9,119,429
129,752	Janus Investment Fund - Janus Henderson Triton Fund Class N	5,252,350

TOTAL EQUITY MUTUAL FUNDS — 82.41% (Cost $246,790,670)		$272,490,432
Account Balance
FIXED INTEREST CONTRACT
5,219,893(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	5,219,893

TOTAL FIXED INTEREST CONTRACT — 1.58% (Cost $5,219,893)		$5,219,893
TOTAL INVESTMENTS — 100.16% (Cost $305,549,696)		$331,162,113
OTHER ASSETS & LIABILITIES, NET — (0.16)%		$(521,747)
TOTAL NET ASSETS — 100.00%		$330,640,366

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,741,482	Great-West Bond Index Fund Institutional Class(a)	$ 37,003,261
1,765,001	Great-West Core Bond Fund Institutional Class(a)	18,161,858
1,745,644	Great-West Global Bond Fund Institutional Class(a)	15,448,949
1,077,517	Great-West High Yield Bond Fund Institutional Class(a)	11,303,153
386,644	Great-West Inflation-Protected Securities Fund Institutional Class(a)	4,125,492
1,519,271	Great-West Multi-Sector Bond Fund Institutional Class(a)	15,025,587
318,121	Great-West Short Duration Bond Fund Institutional Class(a)	3,203,484

TOTAL BOND MUTUAL FUNDS — 10.29% (Cost $103,507,809)		$104,271,784
EQUITY MUTUAL FUNDS
689,430	American Century Real Estate Fund Class R6	22,227,224
2,535,910	DFA International Real Estate Securities Portfolio Institutional Class	12,349,884
3,546,450	Fidelity® Emerging Markets Index Fund Institutional Class	44,366,089
471,170	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	7,006,295
4,114,283	Great-West Emerging Markets Equity Fund Institutional Class(a)	44,022,824
4,292,522	Great-West International Growth Fund Institutional Class(a)	52,540,475
10,747,832	Great-West International Index Fund Institutional Class(a)	120,160,759
7,056,548	Great-West International Value Fund Institutional Class(a)	65,837,598
5,904,100	Great-West Large Cap Growth Fund Institutional Class(a)	67,956,188
Shares		Fair Value
Equity Mutual Funds — (continued)
10,043,775	Great-West Large Cap Value Fund Institutional Class(a)	$ 82,559,833
2,585,733	Great-West Mid Cap Value Fund Institutional Class(a)	28,132,775
1,242,646	Great-West Real Estate Index Fund Institutional Class(a)	12,090,949
15,280,219	Great-West S&P 500® Index Fund Institutional Class(a)	149,898,952
6,456,391	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	64,822,166
5,515,381	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	50,355,428
328,140	Great-West Small Cap Growth Fund Institutional Class(a)	4,567,712
2,938,600	Great-West Small Cap Value Fund Institutional Class(a)	27,534,677
3,019,138	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	29,255,443
452,795	Janus Investment Fund - Janus Henderson Triton Fund Class N	18,329,122

TOTAL EQUITY MUTUAL FUNDS — 89.18% (Cost $800,604,183)		$904,014,393
Account Balance
FIXED INTEREST CONTRACT
7,545,052(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	7,545,052

TOTAL FIXED INTEREST CONTRACT — 0.74% (Cost $7,545,052)		$7,545,052
TOTAL INVESTMENTS — 100.21% (Cost $911,657,044)		$1,015,831,229
OTHER ASSETS & LIABILITIES, NET — (0.21)%		$(2,126,909)
TOTAL NET ASSETS — 100.00%		$1,013,704,320

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
539,564	Great-West Bond Index Fund Institutional Class(a)	$ 5,336,284
254,142	Great-West Core Bond Fund Institutional Class(a)	2,615,118
246,601	Great-West Global Bond Fund Institutional Class(a)	2,182,423
153,638	Great-West High Yield Bond Fund Institutional Class(a)	1,611,658
8,731	Great-West Inflation-Protected Securities Fund Institutional Class(a)	93,165
217,851	Great-West Multi-Sector Bond Fund Institutional Class(a)	2,154,550
29,668	Great-West Short Duration Bond Fund Institutional Class(a)	298,752

TOTAL BOND MUTUAL FUNDS — 7.79% (Cost $14,357,168)		$14,291,950
EQUITY MUTUAL FUNDS
126,695	American Century Real Estate Fund Class R6	4,084,643
483,042	DFA International Real Estate Securities Portfolio Institutional Class	2,352,416
699,805	Fidelity® Emerging Markets Index Fund Institutional Class	8,754,565
85,047	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,264,646
815,225	Great-West Emerging Markets Equity Fund Institutional Class(a)	8,722,905
830,529	Great-West International Growth Fund Institutional Class(a)	10,165,679
2,049,666	Great-West International Index Fund Institutional Class(a)	22,915,262
1,350,593	Great-West International Value Fund Institutional Class(a)	12,601,037
1,063,791	Great-West Large Cap Growth Fund Institutional Class(a)	12,244,231
1,811,716	Great-West Large Cap Value Fund Institutional Class(a)	14,892,308
Shares		Fair Value
Equity Mutual Funds — (continued)
466,120	Great-West Mid Cap Value Fund Institutional Class(a)	$ 5,071,386
225,400	Great-West Real Estate Index Fund Institutional Class(a)	2,193,138
2,756,734	Great-West S&P 500® Index Fund Institutional Class(a)	27,043,560
1,160,223	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	11,648,644
1,067,487	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	9,746,160
63,184	Great-West Small Cap Growth Fund Institutional Class(a)	879,518
568,833	Great-West Small Cap Value Fund Institutional Class(a)	5,329,962
544,924	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,280,313
87,423	Janus Investment Fund - Janus Henderson Triton Fund Class N	3,538,868

TOTAL EQUITY MUTUAL FUNDS — 92.02% (Cost $153,920,765)		$168,729,241
Account Balance
FIXED INTEREST CONTRACT
689,882(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	689,882

TOTAL FIXED INTEREST CONTRACT — 0.38% (Cost $689,882)		$689,882
TOTAL INVESTMENTS — 100.19% (Cost $168,967,815)		$183,711,073
OTHER ASSETS & LIABILITIES, NET — (0.19)%		$(350,654)
TOTAL NET ASSETS — 100.00%		$183,360,419

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,301,659	Great-West Bond Index Fund Institutional Class(a)	$ 12,873,410
614,021	Great-West Core Bond Fund Institutional Class(a)	6,318,272
618,616	Great-West Global Bond Fund Institutional Class(a)	5,474,753
369,275	Great-West High Yield Bond Fund Institutional Class(a)	3,873,692
526,248	Great-West Multi-Sector Bond Fund Institutional Class(a)	5,204,597
63,595	Great-West Short Duration Bond Fund Institutional Class(a)	640,401

TOTAL BOND MUTUAL FUNDS — 7.10% (Cost $34,316,151)		$34,385,125
EQUITY MUTUAL FUNDS
334,277	American Century Real Estate Fund Class R6	10,777,103
1,340,135	DFA International Real Estate Securities Portfolio Institutional Class	6,526,458
1,979,977	Fidelity® Emerging Markets Index Fund Institutional Class	24,769,513
218,103	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	3,243,198
2,309,706	Great-West Emerging Markets Equity Fund Institutional Class(a)	24,713,854
2,227,518	Great-West International Growth Fund Institutional Class(a)	27,264,824
5,556,045	Great-West International Index Fund Institutional Class(a)	62,116,577
3,655,111	Great-West International Value Fund Institutional Class(a)	34,102,183
2,725,504	Great-West Large Cap Growth Fund Institutional Class(a)	31,370,549
4,681,996	Great-West Large Cap Value Fund Institutional Class(a)	38,486,007
1,205,453	Great-West Mid Cap Value Fund Institutional Class(a)	13,115,323
Shares		Fair Value
Equity Mutual Funds — (continued)
599,309	Great-West Real Estate Index Fund Institutional Class(a)	$ 5,831,278
7,112,624	Great-West S&P 500® Index Fund Institutional Class(a)	69,774,843
2,988,504	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	30,004,575
2,935,517	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	26,801,273
174,267	Great-West Small Cap Growth Fund Institutional Class(a)	2,425,801
1,560,511	Great-West Small Cap Value Fund Institutional Class(a)	14,621,989
1,394,693	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	13,514,576
240,829	Janus Investment Fund - Janus Henderson Triton Fund Class N	9,748,743

TOTAL EQUITY MUTUAL FUNDS — 92.81% (Cost $398,129,753)		$449,208,667
Account Balance
FIXED INTEREST CONTRACT
1,477,501(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	1,477,501

TOTAL FIXED INTEREST CONTRACT — 0.31% (Cost $1,477,501)		$1,477,501
TOTAL INVESTMENTS — 100.22% (Cost $433,923,405)		$485,071,293
OTHER ASSETS & LIABILITIES, NET — (0.22)%		$(1,072,790)
TOTAL NET ASSETS — 100.00%		$483,998,503

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2060 FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
38,252	Great-West Bond Index Fund Institutional Class(a)	$ 378,312
18,097	Great-West Core Bond Fund Institutional Class(a)	186,219
19,320	Great-West Global Bond Fund Institutional Class(a)	170,985
10,815	Great-West High Yield Bond Fund Institutional Class(a)	113,447
15,496	Great-West Multi-Sector Bond Fund Institutional Class(a)	153,256
1,817	Great-West Short Duration Bond Fund Institutional Class(a)	18,294

TOTAL BOND MUTUAL FUNDS — 6.80% (Cost $1,032,523)		$1,020,513
EQUITY MUTUAL FUNDS
10,432	American Century Real Estate Fund Class R6	336,334
43,712	DFA International Real Estate Securities Portfolio Institutional Class	212,876
64,778	Fidelity® Emerging Markets Index Fund Institutional Class	810,375
6,616	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	98,385
75,706	Great-West Emerging Markets Equity Fund Institutional Class(a)	810,058
72,012	Great-West International Growth Fund Institutional Class(a)	881,422
175,895	Great-West International Index Fund Institutional Class(a)	1,966,511
115,974	Great-West International Value Fund Institutional Class(a)	1,082,041
81,674	Great-West Large Cap Growth Fund Institutional Class(a)	940,067
140,058	Great-West Large Cap Value Fund Institutional Class(a)	1,151,275
36,030	Great-West Mid Cap Value Fund Institutional Class(a)	392,003
Shares		Fair Value
Equity Mutual Funds — (continued)
18,672	Great-West Real Estate Index Fund Institutional Class(a)	$ 181,676
212,661	Great-West S&P 500® Index Fund Institutional Class(a)	2,086,208
89,083	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	894,392
93,730	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	855,751
5,599	Great-West Small Cap Growth Fund Institutional Class(a)	77,944
49,884	Great-West Small Cap Value Fund Institutional Class(a)	467,415
41,741	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	404,470
7,700	Janus Investment Fund - Janus Henderson Triton Fund Class N	311,687

TOTAL EQUITY MUTUAL FUNDS — 92.96% (Cost $13,847,595)		$13,960,890
Account Balance
FIXED INTEREST CONTRACT
44,191(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	44,191

TOTAL FIXED INTEREST CONTRACT — 0.29% (Cost $44,191)		$44,191
TOTAL INVESTMENTS — 100.05% (Cost $14,924,309)		$15,025,594
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(8,061)
TOTAL NET ASSETS — 100.00%		$15,017,533

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2021. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.25%. Prior to August 1, 2021, the declared rate of interest was guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

September 30, 2021

The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2021, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	7,876,291	$76,094,387	$13,050,477	$8,570,688	$189,425	$(2,677,661)	$754,528	$77,896,515	10.20%
Great-West Core Bond Fund Institutional Class	3,717,000	37,307,289	6,145,579	4,230,040	190,859	(974,903)	406,671	38,247,925	5.01
Great-West Global Bond Fund Institutional Class	4,767,055	42,303,455	6,182,287	4,027,028	66,346	(2,270,275)	85,113	42,188,439	5.53
Great-West High Yield Bond Fund Institutional Class	2,497,087	29,082,983	3,552,535	6,457,135	579,664	16,055	491,805	26,194,438	3.43
Great-West Inflation-Protected Securities Fund Institutional Class	9,890,669	103,684,654	13,961,299	14,152,536	757,535	2,040,025	1,206,197	105,533,442	13.82
Great-West Multi-Sector Bond Fund Institutional Class	3,246,619	32,204,339	4,504,783	4,050,032	245,395	(550,028)	644,450	32,109,062	4.21
Great-West Short Duration Bond Fund Institutional Class	3,912,375	37,572,572	6,095,900	4,048,516	65,434	(222,336)	420,260	39,397,620	5.16
					2,094,658	(4,639,123)	4,009,024	361,567,441	47.36
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	183,413	2,865,049	513,597	806,669	247,104	155,371	65,000	2,727,348	0.36
Great-West Emerging Markets Equity Fund Institutional Class	887,460	10,158,744	2,383,092	2,419,486	385,590	(626,530)	-	9,495,820	1.24
Great-West International Growth Fund Institutional Class	1,227,646	16,158,582	2,945,159	3,647,198	946,332	(430,156)	16,302	15,026,387	1.97
Great-West International Index Fund Institutional Class	3,058,356	35,971,009	5,059,921	7,483,967	1,260,142	645,456	124,214	34,192,419	4.48
Great-West International Value Fund Institutional Class	2,010,541	19,804,272	2,624,629	5,585,333	(761,568)	1,914,777	27,594	18,758,345	2.46
Great-West Large Cap Growth Fund Institutional Class	2,387,030	28,133,862	6,372,848	6,119,230	1,986,643	(912,766)	232,682	27,474,714	3.60
Great-West Large Cap Value Fund Institutional Class	3,896,929	33,848,867	4,897,778	10,160,262	1,519,458	3,446,371	347,218	32,032,754	4.19
Great-West Mid Cap Value Fund Institutional Class	999,768	11,519,094	1,615,797	3,730,023	550,086	1,472,604	63,665	10,877,472	1.42
Great-West Real Estate Index Fund Institutional Class	881,813	12,653,395	1,295,109	7,610,563	(595,515)	2,242,102	101,120	8,580,043	1.12
Great-West S&P 500® Index Fund Institutional Class	6,037,779	62,086,795	10,503,944	18,356,976	(331,732)	4,996,851	714,253	59,230,614	7.76
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,546,392	26,489,674	4,421,400	6,918,905	1,639,995	1,573,605	262,503	25,565,774	3.35
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,289,610	12,324,752	2,574,269	4,189,822	819,667	1,064,942	147,911	11,774,141	1.54
Great-West Small Cap Growth Fund Institutional Class	76,059	1,157,977	283,214	307,465	109,044	(74,982)	35,268	1,058,744	0.14
Great-West Small Cap Value Fund Institutional Class	689,346	6,636,909	1,506,321	2,092,069	673,927	408,011	154,123	6,459,172	0.85
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,219,760	12,044,477	2,316,663	2,510,495	627,370	(31,170)	59,124	11,819,475	1.55
					9,076,543	15,844,486	2,350,977	275,073,222	36.03

September 30, 2021

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	91,807,017	$87,487,563	$13,332,560	$9,953,707	$-	$-	$940,601	$91,807,017	12.03%
					0	0	940,601	91,807,017	12.03
				Total	$11,171,201	$11,205,363	$7,300,602	$728,447,680	95.42%
Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	4,876,382	$34,713,971	$18,509,982	$3,497,544	$215,101	$(1,498,994)	$416,208	$48,227,415	10.90%
Great-West Core Bond Fund Institutional Class	2,302,522	16,999,031	8,874,282	1,648,666	139,376	(531,699)	226,258	23,692,948	5.35
Great-West Global Bond Fund Institutional Class	2,742,533	17,813,115	8,996,460	1,463,356	29,663	(1,074,801)	44,470	24,271,418	5.48
Great-West High Yield Bond Fund Institutional Class	1,502,088	12,486,809	5,733,686	2,475,845	245,457	12,253	265,416	15,756,903	3.56
Great-West Inflation-Protected Securities Fund Institutional Class	4,493,409	34,389,729	16,999,808	4,244,532	279,742	799,672	501,360	47,944,677	10.84
Great-West Multi-Sector Bond Fund Institutional Class	1,998,170	14,483,383	7,204,144	1,681,841	66,252	(243,780)	363,901	19,761,906	4.47
Great-West Short Duration Bond Fund Institutional Class	1,840,439	12,975,255	7,091,561	1,413,958	43,498	(119,638)	179,057	18,533,220	4.19
					1,019,089	(2,656,987)	1,996,670	198,188,487	44.79
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	113,991	1,361,430	675,720	387,703	130,082	45,593	40,809	1,695,040	0.38
Great-West Emerging Markets Equity Fund Institutional Class	624,987	5,319,192	3,357,644	1,262,568	480,114	(726,910)	-	6,687,358	1.51
Great-West International Growth Fund Institutional Class	831,900	8,089,842	3,972,816	1,307,647	771,119	(572,552)	10,947	10,182,459	2.30
Great-West International Index Fund Institutional Class	2,059,259	17,955,020	8,209,172	3,403,421	519,057	261,742	83,114	23,022,513	5.20
Great-West International Value Fund Institutional Class	1,358,291	9,872,046	4,357,188	1,669,825	391,025	113,447	18,405	12,672,856	2.86
Great-West Large Cap Growth Fund Institutional Class	1,510,109	13,120,573	7,676,734	2,999,044	722,286	(416,903)	146,752	17,381,360	3.93
Great-West Large Cap Value Fund Institutional Class	2,460,483	15,934,471	7,259,994	4,957,741	374,685	1,988,449	206,495	20,225,173	4.57
Great-West Mid Cap Value Fund Institutional Class	634,589	5,473,432	2,361,093	1,542,735	365,054	612,536	37,514	6,904,326	1.56
Great-West Real Estate Index Fund Institutional Class	517,563	5,494,465	1,712,038	3,095,604	(178,284)	924,985	54,342	5,035,884	1.14
Great-West S&P 500® Index Fund Institutional Class	3,829,537	29,103,958	14,602,129	7,211,025	754,287	1,072,700	421,188	37,567,762	8.49
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,607,595	12,414,934	6,060,059	3,206,301	549,555	871,563	157,960	16,140,255	3.65

September 30, 2021

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
Great-West S&P Small Cap 600® Index Fund Institutional Class	894,138	$6,379,529	$3,517,738	$2,320,889	$331,679	$587,098	$99,807	$8,163,476	1.85%
Great-West Small Cap Growth Fund Institutional Class	53,375	592,717	369,306	160,329	62,342	(58,709)	24,722	742,985	0.17
Great-West Small Cap Value Fund Institutional Class	471,331	3,447,033	1,969,975	1,191,239	325,268	190,598	106,433	4,416,367	1.00
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	771,849	5,608,292	2,996,869	965,240	390,489	(160,705)	37,145	7,479,216	1.69
					5,988,758	4,732,932	1,445,633	178,317,030	40.30
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	43,164,145	30,220,431	16,125,402	3,554,852	-	-	373,164	43,164,145	9.75
					0	0	373,164	43,164,145	9.75
				Total	$7,007,847	$2,075,945	$3,815,467	$419,669,662	94.84%
Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	17,847,117	$168,150,566	$35,724,802	$21,305,807	$550,821	$(6,061,575)	$1,710,436	$176,507,986	10.87%
Great-West Core Bond Fund Institutional Class	8,433,188	82,579,266	16,745,371	10,187,931	630,242	(2,359,203)	922,047	86,777,503	5.34
Great-West Global Bond Fund Institutional Class	9,507,814	81,491,603	15,991,374	8,884,728	138,695	(4,454,091)	166,152	84,144,158	5.18
Great-West High Yield Bond Fund Institutional Class	5,409,366	57,975,726	7,833,464	9,393,113	869,638	328,176	995,627	56,744,253	3.50
Great-West Inflation-Protected Securities Fund Institutional Class	12,065,266	120,972,988	22,267,141	16,929,667	952,779	2,425,924	1,430,406	128,736,386	7.93
Great-West Multi-Sector Bond Fund Institutional Class	7,305,793	69,628,774	12,374,729	8,672,781	436,990	(1,076,431)	1,418,759	72,254,291	4.45
Great-West Short Duration Bond Fund Institutional Class	5,176,808	47,928,369	10,173,636	5,651,262	112,898	(320,291)	551,687	52,130,452	3.21
					3,692,063	(11,517,491)	7,195,114	657,295,029	40.48
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	478,337	7,435,372	1,300,049	2,048,511	641,757	425,958	171,417	7,112,868	0.44
Great-West Emerging Markets Equity Fund Institutional Class	2,854,835	32,271,686	7,046,125	6,875,736	989,187	(1,895,336)	-	30,546,739	1.88
Great-West International Growth Fund Institutional Class	3,618,535	46,503,917	8,840,584	10,122,104	2,496,859	(931,530)	47,866	44,290,867	2.73
Great-West International Index Fund Institutional Class	8,965,969	103,330,423	15,261,388	18,418,430	5,576,052	66,149	363,376	100,239,530	6.17
Great-West International Value Fund Institutional Class	5,901,565	56,829,689	7,724,370	15,474,387	(2,566,860)	5,981,929	80,515	55,061,601	3.39

September 30, 2021

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
Great-West Large Cap Growth Fund Institutional Class	6,225,512	$71,471,235	$15,482,645	$13,795,911	$4,428,449	$(1,502,325)	$603,697	$71,655,644	4.41%
Great-West Large Cap Value Fund Institutional Class	10,212,142	87,443,978	12,773,120	24,466,802	5,078,086	8,193,511	917,314	83,943,807	5.17
Great-West Mid Cap Value Fund Institutional Class	2,623,433	30,042,080	3,920,603	9,851,256	977,699	4,431,528	168,869	28,542,955	1.76
Great-West Real Estate Index Fund Institutional Class	1,924,601	26,855,014	2,771,389	15,842,665	(1,290,742)	4,942,633	218,268	18,726,371	1.15
Great-West S&P 500® Index Fund Institutional Class	15,840,125	159,022,570	27,340,369	45,092,692	(1,576,421)	14,121,377	1,872,963	155,391,624	9.57
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,644,816	68,039,571	10,847,448	17,707,827	2,881,308	5,534,757	688,231	66,713,949	4.11
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,081,180	38,396,922	7,389,256	11,914,784	2,574,279	3,389,780	471,004	37,261,174	2.29
Great-West Small Cap Growth Fund Institutional Class	244,562	3,541,305	837,172	796,553	281,394	(177,621)	110,321	3,404,303	0.21
Great-West Small Cap Value Fund Institutional Class	2,165,645	20,833,547	4,421,362	6,717,255	1,716,906	1,754,443	490,363	20,292,097	1.25
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,187,711	30,550,746	5,936,498	6,057,129	1,115,766	458,804	153,010	30,888,919	1.90
					23,323,719	44,794,057	6,357,214	754,072,448	46.43
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	121,477,749	111,495,497	22,659,387	13,907,042	-	-	1,229,907	121,477,749	7.48
					0	0	1,229,907	121,477,749	7.48
				Total	$27,015,782	$33,276,566	$14,782,235	$1,532,845,226	94.39%
Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	4,650,212	$31,726,074	$19,307,425	$3,639,716	$214,591	$(1,403,189)	$393,567	$45,990,594	9.87%
Great-West Core Bond Fund Institutional Class	2,197,332	15,559,942	9,313,725	1,737,029	163,449	(526,090)	214,406	22,610,548	4.85
Great-West Global Bond Fund Institutional Class	2,370,687	14,612,006	8,560,413	1,303,994	12,279	(887,843)	37,784	20,980,582	4.50
Great-West High Yield Bond Fund Institutional Class	1,380,477	10,519,142	4,930,708	1,079,423	106,372	110,771	231,388	14,481,198	3.11
Great-West Inflation-Protected Securities Fund Institutional Class	2,249,316	16,104,059	9,434,324	1,873,680	185,811	335,498	243,350	24,000,201	5.15
Great-West Multi-Sector Bond Fund Institutional Class	1,894,572	13,008,425	7,417,993	1,454,259	73,805	(234,839)	338,791	18,737,320	4.02
Great-West Short Duration Bond Fund Institutional Class	1,028,926	6,841,720	4,349,107	759,505	27,709	(70,035)	98,504	10,361,287	2.23
					784,016	(2,675,727)	1,557,790	157,161,730	33.73

September 30, 2021

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	159,114	$1,839,863	$864,731	$434,028	$147,325	$95,455	$56,859	$2,366,021	0.51%
Great-West Emerging Markets Equity Fund Institutional Class	1,039,713	8,672,966	5,270,048	1,729,740	640,111	(1,088,340)	-	11,124,934	2.39
Great-West International Growth Fund Institutional Class	1,269,556	11,959,464	5,896,178	1,980,668	663,104	(335,605)	16,659	15,539,369	3.33
Great-West International Index Fund Institutional Class	3,120,569	26,536,412	11,653,038	4,098,591	417,647	797,098	126,647	34,887,957	7.49
Great-West International Value Fund Institutional Class	2,057,067	14,578,810	6,188,056	2,393,828	(34,359)	819,396	27,990	19,192,434	4.12
Great-West Large Cap Growth Fund Institutional Class	2,042,878	17,308,581	9,115,458	2,476,429	888,288	(434,082)	197,415	23,513,528	5.04
Great-West Large Cap Value Fund Institutional Class	3,364,917	21,366,553	8,911,493	5,519,996	358,643	2,901,571	288,477	27,659,621	5.93
Great-West Mid Cap Value Fund Institutional Class	867,342	7,325,120	2,843,110	1,718,172	360,216	986,626	52,372	9,436,684	2.02
Great-West Real Estate Index Fund Institutional Class	557,494	5,690,308	1,609,525	3,026,112	(334,893)	1,150,691	59,203	5,424,412	1.16
Great-West S&P 500® Index Fund Institutional Class	5,202,484	38,641,626	17,218,663	7,489,913	(98,289)	2,665,990	582,936	51,036,366	10.95
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,186,521	16,542,976	7,545,390	3,381,276	682,576	1,245,580	217,284	21,952,670	4.71
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,462,973	10,205,852	5,223,336	3,138,634	411,905	1,066,387	164,166	13,356,941	2.87
Great-West Small Cap Growth Fund Institutional Class	86,754	952,394	584,381	248,789	86,844	(80,372)	40,045	1,207,614	0.26
Great-West Small Cap Value Fund Institutional Class	773,971	5,514,389	2,958,061	1,590,234	470,834	369,895	174,631	7,252,111	1.56
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,042,940	7,426,014	3,826,107	1,175,511	295,168	29,482	50,090	10,106,092	2.17
					4,955,120	10,189,772	2,054,774	254,056,754	54.51
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	24,152,681	15,962,904	9,899,409	1,912,776	-	-	203,144	24,152,681	5.18
					0	0	203,144	24,152,681	5.18
				Total	$5,739,136	$7,514,045	$3,815,708	$435,371,165	93.42%
Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	12,550,601	$112,317,177	$27,888,258	$12,006,635	$309,899	$(4,073,351)	$1,159,738	$124,125,449	7.86%
Great-West Core Bond Fund Institutional Class	5,918,333	55,237,402	13,008,237	5,822,834	332,121	(1,523,162)	628,409	60,899,643	3.86
Great-West Global Bond Fund Institutional Class	6,161,807	49,778,778	11,821,710	4,312,804	67,859	(2,755,692)	102,415	54,531,992	3.46

September 30, 2021

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
Great-West High Yield Bond Fund Institutional Class	3,683,214	$36,222,911	$5,728,744	$3,738,744	$317,785	$424,010	$627,990	$38,636,921	2.45%
Great-West Inflation-Protected Securities Fund Institutional Class	4,146,548	38,416,295	9,767,175	4,721,401	284,878	781,595	458,474	44,243,664	2.80
Great-West Multi-Sector Bond Fund Institutional Class	5,096,361	45,993,718	10,102,426	5,110,382	151,509	(582,753)	944,517	50,403,009	3.19
Great-West Short Duration Bond Fund Institutional Class	2,085,940	18,079,367	4,913,766	1,848,187	55,943	(139,529)	214,362	21,005,417	1.33
					1,519,994	(7,868,882)	4,135,905	393,846,095	24.95
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	623,560	9,734,941	1,223,550	2,077,273	993,185	391,116	227,384	9,272,334	0.59
Great-West Emerging Markets Equity Fund Institutional Class	4,513,400	50,869,454	8,769,398	8,724,645	1,198,081	(2,620,830)	-	48,293,377	3.06
Great-West International Growth Fund Institutional Class	5,167,658	66,565,796	9,028,880	11,668,616	2,871,806	(673,928)	69,320	63,252,132	4.01
Great-West International Index Fund Institutional Class	12,910,369	147,996,347	13,684,184	18,592,478	6,761,934	1,249,868	527,514	144,337,921	9.15
Great-West International Value Fund Institutional Class	8,494,619	81,450,959	7,009,520	14,637,088	(571,927)	5,431,403	116,944	79,254,794	5.02
Great-West Large Cap Growth Fund Institutional Class	7,936,739	90,738,802	15,879,378	17,456,536	1,385,403	2,190,217	777,104	91,351,861	5.79
Great-West Large Cap Value Fund Institutional Class	13,218,158	113,536,877	11,318,505	30,870,941	2,434,458	14,668,821	1,200,318	108,653,262	6.89
Great-West Mid Cap Value Fund Institutional Class	3,405,848	38,921,128	3,113,430	11,533,297	417,964	6,554,364	220,132	37,055,625	2.35
Great-West Real Estate Index Fund Institutional Class	1,909,017	26,564,744	1,766,907	14,291,474	(909,369)	4,534,557	216,989	18,574,734	1.18
Great-West S&P 500® Index Fund Institutional Class	20,383,832	204,262,513	25,897,013	47,999,009	(1,892,649)	17,804,879	2,423,570	199,965,396	12.67
Great-West S&P Mid Cap 400® Index Fund Institutional Class	8,557,731	87,431,982	9,175,227	21,554,480	(184,764)	10,866,894	892,587	85,919,623	5.44
Great-West S&P Small Cap 600® Index Fund Institutional Class	6,236,319	58,638,570	8,192,538	18,096,599	852,462	8,203,088	727,181	56,937,597	3.61
Great-West Small Cap Growth Fund Institutional Class	374,344	5,316,591	945,190	884,041	311,639	(166,870)	168,294	5,210,870	0.33
Great-West Small Cap Value Fund Institutional Class	3,323,785	31,696,395	5,014,621	10,111,110	666,339	4,543,964	757,484	31,143,870	1.97
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,060,209	38,729,381	5,277,828	5,792,896	802,868	1,129,108	196,522	39,343,421	2.49
					15,137,430	74,106,651	8,521,343	1,018,566,817	64.55
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	49,046,104	42,182,565	10,957,766	4,563,645	-	-	469,418	49,046,104	3.11
					0	0	469,418	49,046,104	3.11
				Total	$16,657,424	$66,237,769	$13,126,666	$1,461,459,016	92.61%

September 30, 2021

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,812,754	$11,953,026	$7,796,206	$1,319,453	$46,565	$(501,638)	$150,717	$17,928,141	5.42%
Great-West Core Bond Fund Institutional Class	855,500	5,858,290	3,754,206	623,796	45,548	(185,606)	82,258	8,803,094	2.66
Great-West Global Bond Fund Institutional Class	864,850	5,132,576	3,299,693	471,786	(7,133)	(306,561)	13,242	7,653,922	2.32
Great-West High Yield Bond Fund Institutional Class	527,347	3,767,144	2,048,326	316,700	44,105	33,099	82,663	5,531,869	1.67
Great-West Inflation-Protected Securities Fund Institutional Class	376,137	2,456,536	1,779,279	282,012	20,963	59,582	36,999	4,013,385	1.22
Great-West Multi-Sector Bond Fund Institutional Class	735,822	4,868,071	3,005,376	493,006	44,151	(103,160)	126,311	7,277,281	2.20
Great-West Short Duration Bond Fund Institutional Class	222,850	1,409,041	997,791	150,031	3,572	(12,705)	20,851	2,244,096	0.68
					197,771	(1,016,989)	513,041	53,451,788	16.17
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	144,425	1,658,324	708,151	331,106	111,078	112,238	50,833	2,147,607	0.65
Great-West Emerging Markets Equity Fund Institutional Class	1,156,593	9,602,190	5,293,789	1,461,611	533,442	(1,058,826)	-	12,375,542	3.74
Great-West International Growth Fund Institutional Class	1,284,101	12,011,425	5,427,488	1,607,600	436,793	(113,916)	16,605	15,717,397	4.75
Great-West International Index Fund Institutional Class	3,167,019	26,666,786	10,481,658	2,738,649	249,148	997,482	126,195	35,407,277	10.71
Great-West International Value Fund Institutional Class	2,086,034	14,664,173	5,734,684	1,979,377	(239,325)	1,043,217	27,937	19,462,697	5.89
Great-West Large Cap Growth Fund Institutional Class	1,844,444	15,443,720	8,057,715	2,119,417	575,024	(152,467)	175,167	21,229,551	6.42
Great-West Large Cap Value Fund Institutional Class	3,099,547	19,461,903	7,419,098	4,054,971	378,612	2,652,244	261,237	25,478,274	7.71
Great-West Mid Cap Value Fund Institutional Class	797,449	6,678,701	2,271,603	1,341,184	178,680	1,067,120	47,557	8,676,240	2.63
Great-West Real Estate Index Fund Institutional Class	401,914	4,154,158	1,086,270	2,165,514	(223,093)	835,713	42,896	3,910,627	1.18
Great-West S&P 500® Index Fund Institutional Class	4,739,296	34,911,829	14,634,485	6,184,867	(712,647)	3,131,043	523,893	46,492,490	14.06
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,996,873	14,942,290	6,103,866	2,421,280	338,803	1,423,728	195,383	20,048,604	6.06
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,582,782	10,809,392	5,234,015	2,746,210	437,759	1,153,600	173,112	14,450,797	4.37
Great-West Small Cap Growth Fund Institutional Class	94,947	993,914	553,471	171,036	60,807	(54,686)	41,767	1,321,663	0.40
Great-West Small Cap Value Fund Institutional Class	843,926	5,848,200	2,890,946	1,329,220	422,238	497,660	183,887	7,907,586	2.39
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	941,117	6,618,354	3,242,020	946,660	83,073	205,715	44,388	9,119,429	2.76
					2,630,392	11,739,865	1,910,857	243,745,781	73.72

September 30, 2021

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	5,219,893	$3,253,882	$2,294,145	$370,279	$-	$-	$42,145	$5,219,893	1.58%
					0	0	42,145	5,219,893	1.58
				Total	$2,828,163	$10,722,876	$2,466,043	$302,417,462	91.47%
Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,741,482	$32,324,232	$9,271,503	$3,332,520	$173,300	$(1,259,954)	$344,008	$37,003,261	3.65%
Great-West Core Bond Fund Institutional Class	1,765,001	15,823,197	4,399,819	1,615,245	106,332	(445,913)	185,891	18,161,858	1.79
Great-West Global Bond Fund Institutional Class	1,745,644	13,514,586	3,844,678	1,151,134	20,322	(759,181)	28,776	15,448,949	1.52
Great-West High Yield Bond Fund Institutional Class	1,077,517	9,979,961	2,127,591	945,358	65,449	140,959	179,253	11,303,153	1.12
Great-West Inflation-Protected Securities Fund Institutional Class	386,644	3,071,379	1,350,361	352,345	31,356	56,097	37,964	4,125,492	0.41
Great-West Multi-Sector Bond Fund Institutional Class	1,519,271	13,077,566	3,484,812	1,386,154	28,188	(150,637)	278,001	15,025,587	1.48
Great-West Short Duration Bond Fund Institutional Class	318,121	2,586,547	884,349	247,281	7,577	(20,131)	31,926	3,203,484	0.32
					432,524	(2,438,760)	1,085,819	104,271,784	10.29
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	471,170	6,853,763	1,059,399	1,243,901	636,902	337,034	166,719	7,006,295	0.69
Great-West Emerging Markets Equity Fund Institutional Class	4,114,283	43,545,036	9,168,158	6,406,127	923,535	(2,284,243)	-	44,022,824	4.34
Great-West International Growth Fund Institutional Class	4,292,522	51,901,163	8,726,001	7,854,779	1,937,756	(231,910)	56,447	52,540,475	5.18
Great-West International Index Fund Institutional Class	10,747,832	115,242,720	13,341,559	10,672,986	3,927,384	2,249,466	428,706	120,160,759	11.85
Great-West International Value Fund Institutional Class	7,056,548	63,367,216	6,763,305	8,355,434	(308,117)	4,062,511	94,923	65,837,598	6.50
Great-West Large Cap Growth Fund Institutional Class	5,904,100	63,058,317	14,678,860	11,228,031	963,046	1,447,042	563,031	67,956,188	6.70
Great-West Large Cap Value Fund Institutional Class	10,043,775	80,345,357	9,409,146	18,990,354	439,639	11,795,684	879,781	82,559,833	8.14
Great-West Mid Cap Value Fund Institutional Class	2,585,733	27,503,049	2,687,984	6,837,258	205,240	4,779,000	160,808	28,132,775	2.78
Great-West Real Estate Index Fund Institutional Class	1,242,646	16,522,791	1,318,477	8,649,862	(584,788)	2,899,543	140,307	12,090,949	1.19
Great-West S&P 500® Index Fund Institutional Class	15,280,219	143,495,679	20,911,906	25,424,315	154,834	10,915,682	1,763,201	149,898,952	14.79
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,456,391	61,402,046	8,086,995	12,256,233	(77,492)	7,589,358	649,428	64,822,166	6.39

September 30, 2021

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,515,381	$47,918,556	$7,994,351	$13,487,040	$(540,863)	$7,929,561	$616,191	$50,355,428	4.97%
Great-West Small Cap Growth Fund Institutional Class	328,140	4,420,220	986,150	701,646	250,731	(137,012)	145,390	4,567,712	0.45
Great-West Small Cap Value Fund Institutional Class	2,938,600	25,848,174	4,833,869	6,955,542	461,462	3,808,176	642,851	27,534,677	2.72
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,019,138	26,886,692	5,305,201	3,900,890	364,833	964,440	142,224	29,255,443	2.89
					8,754,102	56,124,332	6,450,007	806,742,074	79.58
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	7,545,052	6,026,188	2,050,684	600,729	-	-	68,909	7,545,052	0.74
					0	0	68,909	7,545,052	0.74
				Total	$9,186,626	$53,685,572	$7,604,735	$918,558,910	90.61%
Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	539,564	$3,696,353	$2,284,860	$495,599	$12,556	$(149,330)	$46,397	$5,336,284	2.91%
Great-West Core Bond Fund Institutional Class	254,142	1,822,953	1,084,472	236,631	15,129	(55,676)	25,281	2,615,118	1.43
Great-West Global Bond Fund Institutional Class	246,601	1,509,816	942,393	182,109	(3,503)	(87,677)	3,984	2,182,423	1.19
Great-West High Yield Bond Fund Institutional Class	153,638	1,115,084	606,228	115,252	17,888	5,598	25,127	1,611,658	0.88
Great-West Inflation-Protected Securities Fund Institutional Class	8,731	-	95,549	2,123	-	(261)	-	93,165	0.05
Great-West Multi-Sector Bond Fund Institutional Class	217,851	1,497,374	872,317	182,586	14,741	(32,555)	39,858	2,154,550	1.17
Great-West Short Duration Bond Fund Institutional Class	29,668	183,518	140,859	23,913	520	(1,712)	2,755	298,752	0.16
					57,331	(321,613)	143,402	14,291,950	7.79
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	85,047	937,995	444,326	180,387	59,667	62,712	29,923	1,264,646	0.69
Great-West Emerging Markets Equity Fund Institutional Class	815,225	6,536,598	3,950,392	1,025,762	377,862	(738,323)	-	8,722,905	4.76
Great-West International Growth Fund Institutional Class	830,529	7,416,189	3,786,094	932,220	291,479	(104,384)	10,708	10,165,679	5.54
Great-West International Index Fund Institutional Class	2,049,666	16,474,847	7,814,440	1,908,748	193,111	534,723	81,524	22,915,262	12.50
Great-West International Value Fund Institutional Class	1,350,593	9,060,750	4,241,940	1,222,760	(48,799)	521,107	18,058	12,601,037	6.87

September 30, 2021

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
Great-West Large Cap Growth Fund Institutional Class	1,063,791	$8,482,912	$5,120,119	$1,138,206	$408,639	$(220,594)	$100,803	$12,244,231	6.68%
Great-West Large Cap Value Fund Institutional Class	1,811,716	10,954,568	4,654,309	2,213,452	178,657	1,496,883	150,543	14,892,308	8.12
Great-West Mid Cap Value Fund Institutional Class	466,120	3,748,290	1,432,425	720,837	78,208	611,508	27,205	5,071,386	2.77
Great-West Real Estate Index Fund Institutional Class	225,400	2,275,282	638,814	1,179,725	(123,873)	458,767	24,051	2,193,138	1.20
Great-West S&P 500® Index Fund Institutional Class	2,756,734	19,474,706	9,010,826	3,030,413	(350,252)	1,588,441	298,959	27,043,560	14.75
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,160,223	8,303,284	3,757,932	1,244,061	118,070	831,489	111,860	11,648,644	6.35
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,067,487	6,963,996	3,587,839	1,552,087	260,871	746,412	115,278	9,746,160	5.31
Great-West Small Cap Growth Fund Institutional Class	63,184	643,221	381,142	106,704	39,798	(38,141)	28,224	879,518	0.48
Great-West Small Cap Value Fund Institutional Class	568,833	3,772,654	2,031,386	808,576	238,498	334,498	123,739	5,329,962	2.91
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	544,924	3,620,849	2,037,451	483,495	39,028	105,508	25,492	5,280,313	2.88
					1,760,964	6,190,606	1,146,367	149,998,749	81.81
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	689,882	432,310	310,599	58,703	-	-	5,676	689,882	0.38
					0	0	5,676	689,882	0.38
				Total	$1,818,295	$5,868,993	$1,295,445	$164,980,581	89.98%
Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,301,659	$11,741,180	$3,123,851	$1,508,242	$93,751	$(483,379)	$125,217	$12,873,410	2.66%
Great-West Core Bond Fund Institutional Class	614,021	5,755,313	1,467,827	717,055	67,962	(187,813)	67,334	6,318,272	1.31
Great-West Global Bond Fund Institutional Class	618,616	5,081,825	1,280,094	602,151	8,025	(285,015)	10,964	5,474,753	1.13
Great-West High Yield Bond Fund Institutional Class	369,275	3,534,834	702,057	405,086	31,932	41,887	64,508	3,873,692	0.80
Great-West Multi-Sector Bond Fund Institutional Class	526,248	4,724,348	1,157,249	607,856	25,452	(69,144)	101,965	5,204,597	1.07
Great-West Short Duration Bond Fund Institutional Class	63,595	588,655	137,592	80,412	2,898	(5,434)	6,985	640,401	0.13
					230,020	(988,898)	376,973	34,385,125	7.10
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	218,103	3,146,746	502,179	638,193	213,833	232,466	77,755	3,243,198	0.67

September 30, 2021

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
Great-West Emerging Markets Equity Fund Institutional Class	2,309,706	$24,219,049	$6,361,422	$4,392,876	$698,258	$(1,473,741)	$-	$24,713,854	5.11%
Great-West International Growth Fund Institutional Class	2,227,518	26,179,403	4,976,040	3,801,757	932,575	(88,862)	28,848	27,264,824	5.63
Great-West International Index Fund Institutional Class	5,556,045	58,139,191	7,969,996	5,460,666	1,656,307	1,468,056	219,221	62,116,577	12.83
Great-West International Value Fund Institutional Class	3,655,111	31,974,827	4,226,249	4,742,961	(743,084)	2,644,068	48,611	34,102,183	7.05
Great-West Large Cap Growth Fund Institutional Class	2,725,504	28,370,911	7,549,218	5,132,172	486,072	582,592	257,310	31,370,549	6.48
Great-West Large Cap Value Fund Institutional Class	4,681,996	36,942,343	4,575,694	8,181,683	496,989	5,149,653	410,397	38,486,007	7.95
Great-West Mid Cap Value Fund Institutional Class	1,205,453	12,618,467	1,186,641	2,876,817	109,367	2,187,032	74,956	13,115,323	2.71
Great-West Real Estate Index Fund Institutional Class	599,309	7,896,474	653,944	4,216,507	(381,988)	1,497,367	67,766	5,831,278	1.20
Great-West S&P 500® Index Fund Institutional Class	7,112,624	65,330,660	10,307,948	11,777,005	(853,938)	5,913,240	815,980	69,774,843	14.42
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,988,504	27,799,549	3,917,609	5,176,438	(64,207)	3,463,855	300,377	30,004,575	6.20
Great-West S&P Small Cap 600® Index Fund Institutional Class	2,935,517	24,951,495	4,504,148	6,180,753	334,292	3,526,383	328,022	26,801,273	5.54
Great-West Small Cap Growth Fund Institutional Class	174,267	2,296,484	584,338	376,568	135,738	(78,453)	77,314	2,425,801	0.50
Great-West Small Cap Value Fund Institutional Class	1,560,511	13,479,135	2,624,629	3,468,837	240,717	1,987,062	341,975	14,621,989	3.02
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,394,693	12,084,098	2,760,585	1,666,912	256,163	336,805	65,094	13,514,576	2.79
					3,517,094	27,347,523	3,113,626	397,386,850	82.10
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,477,501	1,356,375	301,811	196,342	-	-	15,657	1,477,501	0.31
					0	0	15,657	1,477,501	0.31
				Total	$3,747,114	$26,358,625	$3,506,256	$433,249,476	89.51%
Great-West Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	38,252	$132,293	$322,995	$72,912	$-	$(4,064)	$2,887	$378,312	2.52%
Great-West Core Bond Fund Institutional Class	18,097	64,826	157,682	34,530	(11)	(1,759)	1,596	186,219	1.24
Great-West Global Bond Fund Institutional Class	19,320	60,542	146,917	30,599	(105)	(5,875)	275	170,985	1.14
Great-West High Yield Bond Fund Institutional Class	10,815	39,849	93,983	19,402	57	(983)	1,569	113,447	0.76

September 30, 2021

Great-West Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 09/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 09/30/2021	Value as a Percentage of Net Assets
Great-West Multi-Sector Bond Fund Institutional Class	15,496	$53,165	$129,175	$27,213	$-	$(1,871)	$2,462	$153,256	1.02%
Great-West Short Duration Bond Fund Institutional Class	1,817	6,375	15,585	3,557	-	(109)	162	18,294	0.12
					(59)	(14,661)	8,951	1,020,513	6.80
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	6,616	35,758	81,600	15,920	968	(3,053)	2,139	98,385	0.65
Great-West Emerging Markets Equity Fund Institutional Class	75,706	298,657	732,369	135,464	22,217	(85,504)	-	810,058	5.39
Great-West International Growth Fund Institutional Class	72,012	309,711	727,136	122,534	32,624	(32,891)	860	881,422	5.87
Great-West International Index Fund Institutional Class	175,895	687,852	1,590,989	271,225	58,076	(41,105)	6,549	1,966,511	13.09
Great-West International Value Fund Institutional Class	115,974	378,634	869,520	151,117	29,698	(14,996)	1,451	1,082,041	7.20
Great-West Large Cap Growth Fund Institutional Class	81,674	318,978	816,945	188,149	508	(7,707)	7,236	940,067	6.26
Great-West Large Cap Value Fund Institutional Class	140,058	419,528	928,266	221,956	11,923	25,437	10,124	1,151,275	7.67
Great-West Mid Cap Value Fund Institutional Class	36,030	143,528	309,196	66,198	5,803	5,477	1,793	392,003	2.61
Great-West Real Estate Index Fund Institutional Class	18,672	93,066	138,959	58,613	-	8,264	1,689	181,676	1.21
Great-West S&P 500® Index Fund Institutional Class	212,661	739,576	1,739,098	412,996	(934)	20,530	19,786	2,086,208	13.89
Great-West S&P Mid Cap 400® Index Fund Institutional Class	89,083	315,807	724,669	137,406	2,638	(8,678)	7,612	894,392	5.96
Great-West S&P Small Cap 600® Index Fund Institutional Class	93,730	302,428	726,258	147,436	6,576	(25,499)	9,091	855,751	5.70
Great-West Small Cap Growth Fund Institutional Class	5,599	27,609	71,534	13,775	-	(7,424)	2,300	77,944	0.52
Great-West Small Cap Value Fund Institutional Class	49,884	163,486	400,768	78,106	4,571	(18,733)	10,116	467,415	3.11
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	41,741	136,816	339,251	61,903	2,951	(9,694)	1,832	404,470	2.69
					177,619	(195,576)	82,578	12,289,618	81.82
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	44,191	15,407	37,558	9,101	-	-	327	44,191	0.29
					0	0	327	44,191	0.29
				Total	$177,560	$(210,237)	$91,856	$13,354,322	88.91%

September 30, 2021